Quarterly Report
September 30, 2022
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 0.6%
Rolls-Royce Holdings PLC (a)	1,248,325	$959,334
Alcoholic Beverages – 4.7%
Diageo PLC	103,083	$4,320,801
Pernod Ricard S.A.	18,923	3,458,803
		$7,779,604
Apparel Manufacturers – 5.1%
Burberry Group PLC	67,778	$1,351,569
Kering S.A.	3,674	1,624,712
LVMH Moet Hennessy Louis Vuitton SE	9,067	5,329,900
		$8,306,181
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	47,000	$644,104
Brokerage & Asset Managers – 1.8%
Deutsche Boerse AG	12,636	$2,080,353
London Stock Exchange Group PLC	9,878	832,948
		$2,913,301
Business Services – 2.5%
Cap Gemini S.A.	10,392	$1,660,751
Experian PLC	84,454	2,475,956
		$4,136,707
Chemicals – 0.7%
UPL Ltd.	145,489	$1,195,226
Computer Software – 5.5%
Aveva Group PLC	12,098	$421,455
Dassault Systemes SE	25,410	873,436
Kingsoft Corp.	172,200	455,903
Naver Corp.	7,362	981,180
NICE Systems Ltd., ADR (a)	3,460	651,310
Oracle Corp. Japan	13,500	712,674
SAP SE	54,684	4,508,248
Wisetech Global Ltd.	11,975	393,326
		$8,997,532
Computer Software - Systems – 3.9%
Amadeus IT Group S.A. (a)	27,431	$1,269,752
Hitachi Ltd.	123,300	5,220,802
		$6,490,554
Consumer Products – 4.1%
AmorePacific Corp.	12,876	$909,732
Kao Corp.	25,800	1,046,149
KOSE Corp.	7,300	743,109
Reckitt Benckiser Group PLC	60,687	4,010,889
		$6,709,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.8%
Prysmian S.p.A.	64,776	$1,855,420
Schneider Electric SE	39,453	4,426,268
		$6,281,688
Electronics – 5.0%
ASML Holding N.V.	3,071	$1,273,824
Delta Electronics, Inc.	303,000	2,407,912
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	66,889	4,585,910
		$8,267,646
Energy - Independent – 1.1%
Reliance Industries Ltd.	63,758	$1,844,091
Food & Beverages – 4.9%
Nestle S.A.	74,376	$8,053,405
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	25,871	$134,340
Sugi Holdings Co. Ltd.	17,400	698,500
		$832,840
Gaming & Lodging – 1.9%
Aristocrat Leisure Ltd.	37,617	$785,047
Flutter Entertainment PLC (a)	21,224	2,326,028
		$3,111,075
Insurance – 3.0%
AIA Group Ltd.	514,800	$4,274,156
Ping An Insurance Co. of China Ltd., “H”	148,000	735,902
		$5,010,058
Internet – 1.7%
Tencent Holdings Ltd.	50,600	$1,708,863
Z Holdings Corp.	398,200	1,034,717
		$2,743,580
Leisure & Toys – 0.4%
Prosus N.V.	13,397	$698,170
Machinery & Tools – 4.7%
Assa Abloy AB	103,229	$1,929,081
GEA Group AG	54,061	1,766,436
Ingersoll Rand, Inc.	34,515	1,493,119
Ritchie Bros. Auctioneers, Inc.	39,648	2,477,301
		$7,665,937
Major Banks – 1.7%
DBS Group Holdings Ltd.	124,300	$2,873,812
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	8,203	$475,036
Medical Equipment – 4.6%
EssilorLuxottica	28,089	$3,805,935
QIAGEN N.V. (a)	54,837	2,307,636
Terumo Corp.	53,100	1,498,407
		$7,611,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	355,000	$1,120,510
Other Banks & Diversified Financials – 5.7%
AEON Financial Service Co. Ltd. (l)	70,000	$693,957
Credicorp Ltd.	10,802	1,326,486
Element Fleet Management Corp.	188,902	2,229,053
Grupo Financiero Banorte S.A. de C.V.	176,897	1,135,893
HDFC Bank Ltd.	226,884	3,931,428
		$9,316,817
Pharmaceuticals – 10.9%
Bayer AG	45,643	$2,106,330
Hypera S.A.	83,727	686,815
Novartis AG	64,347	4,905,381
Novo Nordisk A.S., “B”	22,309	2,223,627
Roche Holding AG	24,733	8,064,418
		$17,986,571
Precious Metals & Minerals – 2.5%
Agnico Eagle Mines Ltd.	47,132	$1,991,257
Franco-Nevada Corp.	18,301	2,186,025
		$4,177,282
Railroad & Shipping – 2.7%
Canadian National Railway Co.	22,918	$2,474,915
Canadian Pacific Railway Ltd.	29,585	1,974,903
		$4,449,818
Restaurants – 0.7%
Yum China Holdings, Inc.	17,073	$808,065
Yum China Holdings, Inc.	8,750	412,893
		$1,220,958
Specialty Chemicals – 8.1%
Akzo Nobel N.V.	19,354	$1,091,490
L'Air Liquide S.A.	23,541	2,680,538
Linde PLC	17,693	4,841,336
Nitto Denko Corp.	19,100	1,035,625
Showa Denko K. K.	47,500	676,120
Sika AG	6,324	1,266,370
Symrise AG	16,811	1,654,976
		$13,246,455
Specialty Stores – 1.6%
Alibaba Group Holding Ltd. (a)	173,200	$1,737,351
Just Eat Takeaway (a)	10,835	165,192
Walmart de Mexico S.A.B. de C.V.	205,711	723,479
		$2,626,022
Tobacco – 2.6%
ITC Ltd.	423,656	$1,720,708
Swedish Match AB	251,868	2,493,572
		$4,214,280
Total Common Stocks		$161,960,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.64% (v)	1,918,878	$1,919,070

Other Assets, Less Liabilities – 0.4%		710,102
Net Assets – 100.0%		$164,589,623
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,919,070 and $161,960,451, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$23,860,343	$—	$23,860,343
Switzerland	—	22,764,610	—	22,764,610
United Kingdom	—	14,507,292	—	14,507,292
Germany	7,929,660	6,494,319	—	14,423,979
Japan	698,500	13,305,664	—	14,004,164
Canada	13,333,454	—	—	13,333,454
India	—	8,691,453	—	8,691,453
Taiwan	4,585,910	2,407,912	—	6,993,822
China	808,065	6,171,422	—	6,979,487
Other Countries	10,858,438	25,543,409	—	36,401,847
Mutual Funds	1,919,070	—	—	1,919,070
Total	$40,133,097	$123,746,424	$—	$163,879,521
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2022, the value of securities loaned was $36,982. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $39,031.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,586,283	$25,148,066	$27,815,580	$(57)	$358	$1,919,070
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,186	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
France	14.5%
Switzerland	13.8%
United Kingdom	8.8%
Germany	8.8%
Japan	8.5%
Canada	8.1%
United States	5.5%
India	5.3%
Taiwan	4.2%
Other Countries	22.5%
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.